ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 1.0%
Americredit Automobile Receivable Trust
Series 2006-AF, Class A1, 5.505%, 8/6/07	13,802,115	13,802
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A1A, 5.44%, 9/20/07	15,000,000	15,000
Drive Auto Receivables Trust
Series 2006-1, Class A1, 5.341%, 6/15/07	9,241,619	9,242
Ford Credit Auto Owner Trust
Series 2006-B, Class A1, 5.405%, 9/15/07	10,800,000	10,800
GS Auto Loan Trust, Series 2006-1, Class A1, 5.514%, 8/15/07	18,812,055	18,812
Permanent Financing, Series 9A, Class 1A
5.34%, 3/10/07 (1)(2)	13,000,000	13,000
Total Asset-Backed Securities (Cost $80,656)		80,656
BANK NOTES 0.8%
American Express Centurion Bank, 5.415%, 7/19/07 (1)	3,000,000	3,003
Bank of America, 5.345%, 11/27/06	28,000,000	28,000
National City Bank, 5.46%, 4/4/07 (1)	7,000,000	7,000
Southtrust Bank, 5.379%, 6/14/07 (1)	3,300,000	3,301
Westpac Banking, 5.46%, 5/25/07 (1)(2)	20,000,000	20,012
Total Bank Notes (Cost $61,316)		61,316

BANKERS' ACCEPTANCES 0.1%
JPMorgan Chase Bank, 5.10%, 10/20/06	6,703,000	6,657
JPMorgan Chase Bank, 5.30%, 9/11/06	2,500,000	2,496
JPMorgan Chase Bank, 5.30%, 9/25/06	2,755,000	2,745
Total Bank Note (Cost $11,898)		11,898
CERTIFICATES OF DEPOSIT 23.7%
DOMESTIC * 6.9%
Bank of New York, 5.00%, 2/13/07	71,000,000	71,000
Countrywide Bank, 5.36%, 3/16/07 (1)	22,500,000	22,500
Credit Suisse, 5.30%, 7/19/07 (1)	42,000,000	42,000
DEPFA Bank, 5.35%, 11/30/06	29,750,000	29,750
Dexia Credit, 5.32%, 9/8/06	78,000,000	78,000
Manufacturers and Traders Trust, 5.288%, 9/26/06 (1)	17,000,000	17,000
Manufacturers and Traders Trust, 5.31%, 3/30/07 (1)	13,750,000	13,750
Manufacturers and Traders Trust, 5.31%, 6/15/07 (1)	13,000,000	12,998
Mercantile Safe Deposit & Trust, 5.29%, 10/23/06 (1)	34,000,000	33,998
PNC Bank, 5.284%, 5/23/07	9,500,000	9,499
State Street Bank & Trust, 5.47%, 1/16/07 (1)	25,000,000	25,001
Suntrust Bank, 5.275%, 9/14/07 (1)	4,300,000	4,299
Svenska Handelsbanken, 5.28%, 9/11/06	30,000,000	30,000
Wells Fargo Bank, 5.005%, 2/13/07	24,000,000	24,000
Wells Fargo Bank, 5.27%, 9/27/06	40,000,000	40,000
Wells Fargo Bank, 5.28%, 9/20/06	21,000,000	21,000
Wilmington Trust, 5.26%, 11/09/06	53,000,000	52,972
World Savings Bank, 5.32%, 9/18/06	35,500,000	35,500
Total Domestic *		563,267
EURODOLLAR ^ 4.4%
ABN AMRO Bank, 5.53%, 12/27/06	28,000,000	27,999
Australia & New Zealand Banking, 5.295%, 9/14/06	63,000,000	63,000
Barclays Bank, 5.315%, 9/20/06	36,000,000	36,000
BNP Paribas, 4.31%, 9/28/06	10,000,000	9,991
Credit Agricole, 4.025%, 9/11/06	74,000,000	74,000
Deutsche Bank, 5.53%, 12/27/06	32,000,000	32,012
Deutsche Bank, 5.53%, 12/27/06	5,000,000	4,999
HSBC Bank, 5.58%, 1/11/07	14,000,000	14,001
KBC Bank, 5.70%, 3/29/07	40,000,000	40,021
Lloyds Bank, 5.293%, 9/20/06	5,000,000	5,000
Societe Generale, 4.20%, 9/1/06	2,000,000	2,000
Societe Generale, 4.80%, 12/5/06	23,000,000	23,000
Societe Generale, 5.00%, 2/12/07	23,000,000	23,000
Total Eurodollar ^		355,023
YANKEE ++ 12.4%
Abbey National Treasury Services, 5.27%, 9/25/06	28,000,000	28,000
ABN AMRO Bank, 5.00%, 2/7/07	24,000,000	24,000
Banco Bilbao Vizcaya, 5.32%, 9/8/06	75,000,000	75,000
Bank of Nova Scotia, 5.31%, 9/20/06	53,750,000	53,750
Barclays Bank, 5.53%, 12/14/06	72,000,000	72,000
BNP Paribas, 5.363%, 5/18/07 (1)(2)	60,000,000	60,000
Canadian Imperial Bank of Commerce, 5.32%, 9/20/06	19,750,000	19,750
Canadian Imperial Bank of Commerce, 5.55%, 4/27/07 (1)	34,000,000	34,016
Credit Suisse First Boston, 5.318%, 3/28/07 (1)	12,000,000	12,001
Fortis Bank, 5.31%, 9/19/06 (1)	75,000,000	75,000
HBOS Treasury Services, 4.625%, 10/30/06	1,000,000	998
HBOS Treasury Services, 4.77%, 1/3/07	2,200,000	2,193
HBOS Treasury Services, 5.01%, 11/24/06	32,000,000	32,000
Lloyds Bank, 5.33%, 9/11/06	102,000,000	102,000
Rabobank Nederland, 5.01%, 2/14/07	47,000,000	47,000
Royal Bank of Canada, 5.60%, 8/10/07	55,000,000	55,000
Royal Bank of Scotland, 5.005%, 2/13/07	19,000,000	19,000
Societe Generale, 5.26%, 9/13/06	20,000,000	20,000
Svenska Handelsbanken, 5.03%, 2/21/07	23,000,000	23,000
Swedbank, 5.285%, 2/12/07 (1)	22,000,000	21,999
Toronto-Dominion Bank, 5.28%, 9/12/06	15,000,000	15,000
Toronto-Dominion Bank, 5.425%, 6/8/07	50,000,000	50,002
UBS, 5.28%, 9/20/06	62,875,000	62,875
UBS, 5.315%, 9/20/06	45,000,000	45,000
Westpac Banking, 5.35%, 11/22/06	50,000,000	50,000
Total Yankee ++		999,584

Total Certificates of Deposit (Cost $1,917,874)		1,917,874
COMMERCIAL PAPER 54.7%
4(2) 40.0%
Abbott Labs, 5.26%, 9/21/06	47,000,000	46,863
Alliance & Leicester, 5.27%, 12/11/06	50,000,000	49,261
Allied Irish Bank, 5.285%, 9/8/06	71,425,000	71,352
Allied Irish Bank, 5.31%, 9/21/06	3,600,000	3,589
Alpine Securitization, 5.25%, 9/22/06	67,650,000	67,443
ASB Bank, 5.25%, 9/25/06 (2)	30,000,000	29,895
ASB Bank, 5.26%, 10/25/06 (2)	28,725,000	28,498
ASB Bank, 5.35%, 9/14/06 (2)	1,200,000	1,198
Atlantic Asset Securitization, 5.26%, 9/22/06	20,388,000	20,325
Atlantic Asset Securitization, 5.27%, 9/13/06	6,121,000	6,110
Atlantic Asset Securitization, 5.27%, 9/21/06	4,528,000	4,515
Atlantic Asset Securitization, 5.30%, 9/06/06	29,367,000	29,345
Bank of Ireland, 5.26%, 10/23/06	17,000,000	16,871
Bank of Ireland, 5.29%, 9/11/06	23,650,000	23,615
Bank of Ireland, 5.32%, 9/22/06	1,700,000	1,695
BASF, 5.25%, 9/25/06	19,000,000	18,934
BASF, 5.25%, 10/19/06	3,885,000	3,858
BASF, 5.255%, 9/20/06	5,000,000	4,986
BASF, 5.26%, 9/11/06	27,000,000	26,961
Cafco, 5.26%, 9/06/06	20,000,000	19,985
Cafco, 5.26%, 9/29/06	22,000,000	21,910
Cafco, 5.28%, 9/22/06	1,675,000	1,670
Cafco, 5.30%, 9/15/06	22,000,000	21,955
Cafco, 5.30%, 9/22/06	35,250,000	35,141
Cafco, 5.30%, 9/25/06	16,750,000	16,691
Cafco, 5.32%, 9/18/06	5,000,000	4,987
Cafco, 5.32%, 9/21/06	6,550,000	6,531
Cargill Asia Pacific, 5.29%, 9/1/06	2,000,000	2,000
Cargill Global Funding, 5.26%, 9/21/06	15,000,000	14,956
Ciesco, 5.25%, 9/25/06	50,000,000	49,825
Ciesco, 5.26%, 10/10/06	24,000,000	23,863
Citibank Credit Card Issuance, 5.27%, 9/13/06	78,000,000	77,863
Citibank Credit Card Issuance, 5.275%, 11/14/06	49,000,000	48,469
Consolidated Edison, 5.27%, 9/8/06	24,000,000	23,975
CRC Funding, 5.26%, 9/21/06	3,000,000	2,991
CRC Funding, 5.26%, 10/10/06	49,978,000	49,693
CRC Funding, 5.27%, 10/13/06	21,600,000	21,467
CRC Funding, 5.30%, 9/20/06	35,000,000	34,902
CRC Funding, 5.36%, 9/19/06	10,860,000	10,831
Danske, 5.25%, 9/25/06	18,650,000	18,585
Danske, 5.28%, 9/12/06	48,000,000	47,923
Danske, 5.31%, 9/25/06	9,000,000	8,968
DEPFA Bank, 5.33%, 10/6/06	36,000,000	35,813
Fairway Finance, 5.25%, 9/5/06	20,039,000	20,027
Fairway Finance, 5.255%, 9/18/06	5,000,000	4,988
Fairway Finance, 5.26%, 9/11/06	3,282,000	3,277
Fairway Finance, 5.265%, 9/19/06	28,800,000	28,724
Fairway Finance, 5.27%, 9/06/06	17,429,000	17,416
Fairway Finance, 5.27%, 9/19/06	6,800,000	6,782
Fairway Finance, 5.30%, 9/14/06	1,000,000	998
Fairway Finance, 5.30%, 9/19/06	5,320,000	5,306
Falcon Asset Securitization, 5.26%, 9/21/06	47,000,000	46,863
Falcon Asset Securitization, 5.26%, 10/11/06	1,335,000	1,327
Falcon Asset Securitization, 5.27%, 9/25/06	45,000,000	44,842
Falcon Asset Securitization, 5.30%, 9/6/06	26,325,000	26,306
Falcon Asset Securitization, 5.30%, 9/7/06	2,544,000	2,542
Grampian Funding, 5.26%, 10/16/06	25,350,000	25,183
Grampian Funding, 5.275%, 11/21/06	7,000,000	6,917
Grampian Funding, 5.40%, 12/18/06	99,500,000	97,888
IXIS Commercial Paper, 5.26%, 9/8/06 (2)	29,300,000	29,270
IXIS Commercial Paper, 5.26%, 10/20/06 (2)	28,000,000	27,800
IXIS Commercial Paper, 5.26%, 11/22/06 (2)	50,000,000	49,401
Kitty Hawk Funding, 5.25%, 9/29/06	35,000,000	34,857
Kitty Hawk Funding, 5.26%, 9/26/06	49,199,000	49,019
MBNA Master Credit Card Trust II, 5.28%, 9/14/06	44,350,000	44,265
MBNA Master Credit Card Trust II, 5.28%, 9/28/06	22,650,000	22,560
MBNA Master Credit Card Trust II, 5.28%, 11/14/06	18,088,000	17,892
MBNA Master Credit Card Trust II, 5.285%, 10/19/06	33,000,000	32,767
MBNA Master Credit Card Trust II, 5.37%, 9/20/06	12,000,000	11,966
Metlife, 5.36%, 9/13/06	8,174,000	8,159
Metlife, 5.36%, 9/18/06	19,415,000	19,366
National Australia Delaware, 5.26%, 9/7/06	62,000,000	61,946
Nationwide Building Society, 5.30%, 9/7/06 (2)	38,000,000	37,966
Nestle Capital, 5.26%, 9/8/06	60,325,000	60,263
New York Life Capital, 5.25%, 9/7/06	17,890,000	17,874
Northern Rock, 5.26%, 9/15/06 (2)	6,500,000	6,487
Northern Rock, 5.265%, 9/8/06 (2)	4,700,000	4,695
Northern Rock, 5.29%, 9/7/06 (2)	18,000,000	17,984
Northern Rock, 5.30%, 9/7/06 (2)	15,000,000	14,987
Old Line Funding, 5.26%, 9/20/06	10,000,000	9,972
Old Line Funding, 5.26%, 9/21/06	3,500,000	3,490
Old Line Funding, 5.26%, 10/3/06	15,721,000	15,648
Old Line Funding, 5.26%, 10/10/06	11,356,000	11,291
Old Line Funding, 5.26%, 10/11/06	12,000,000	11,930
Old Line Funding, 5.26%, 10/16/06	14,700,000	14,603
Old Line Funding, 5.27%, 9/22/06	19,439,000	19,379
Old Line Funding, 5.27%, 10/20/06	1,036,000	1,029
Old Line Funding, 5.33%, 9/12/06	23,000,000	22,963
Park Avenue Receivables, 5.26%, 9/26/06	61,180,000	60,957
Park Avenue Receivables, 5.27%, 9/15/06	64,000,000	63,869
Park Avenue Receivables, 5.30%, 9/7/06	3,500,000	3,497
Preferred Receivables Funding, 5.29%, 9/7/06	77,523,000	77,455
Preferred Receivables Funding, 5.30%, 9/6/06	50,000,000	49,963
Preferred Receivables Funding, 5.30%, 9/8/06	1,128,000	1,127
Prudential Financial, 5.28%, 9/18/06 (2)	32,000,000	31,920
Ranger Funding, 5.27%, 9/15/06	7,600,000	7,584
Ranger Funding, 5.27%, 9/25/06	84,000,000	83,705
Ranger Funding, 5.27%, 9/27/06	2,000,000	1,992
Ranger Funding, 5.29%, 9/19/06	6,000,000	5,984
Ranger Funding, 5.33%, 9/19/06	1,604,000	1,600
Sanofi Aventis, 5.30%, 9/15/06 (2)	24,500,000	24,450
Sanofi Aventis, 5.30%, 9/22/06 (2)	29,000,000	28,910
Sheffield Receivables, 5.26%, 9/29/06	20,000,000	19,918
Sheffield Receivables, 5.26%, 10/6/06	50,000,000	49,744
Sheffield Receivables, 5.27%, 9/7/06	19,539,000	19,522
Sheffield Receivables, 5.30%, 9/7/06	23,983,000	23,962
Sheffield Receivables, 5.31%, 9/5/06	6,415,000	6,411
Sheffield Receivables, 5.35%, 9/1/06	13,000,000	13,000
Sigma Finance, 5.17%, 12/4/06	18,150,000	17,905
Sigma Finance, 5.25%, 10/23/06	10,000,000	9,924
Sigma Finance, 5.275%, 11/20/06	74,000,000	73,133
Solitaire Funding, 5.265%, 9/12/06 (2)	1,250,000	1,248
Solitaire Funding, 5.27%, 9/12/06 (2)	32,266,000	32,214
Solitaire Funding, 5.35%, 9/5/06 (2)	73,668,000	73,624
Southern Company, 5.25%, 9/13/06	14,725,000	14,699
Southern Company, 5.30%, 9/06/06	32,250,000	32,226
Toronto Dominion, 5.30%, 9/25/06 (2)	9,881,000	9,846
Tulip Funding, 5.26%, 9/15/06	7,746,000	7,730
Tulip Funding, 5.26%, 9/18/06	22,275,000	22,220
Tulip Funding, 5.26%, 9/28/06	10,703,000	10,661
Tulip Funding, 5.26%, 9/29/06	5,000,000	4,980
Tulip Funding, 5.35%, 9/01/06	4,784,000	4,784
Tulip Funding, 5.35%, 9/05/06	20,000,000	19,988
Variable Funding Capital, 5.26%, 9/13/06	50,000,000	49,912
Variable Funding Capital, 5.26%, 9/22/06	7,150,000	7,128
Variable Funding Capital, 5.26%, 9/26/06	13,000,000	12,953
Variable Funding Capital, 5.26%, 9/27/06	28,300,000	28,192
Variable Funding Capital, 5.27%, 9/18/06	27,000,000	26,933
Wal Mart Funding Capital, 5.34%, 9/06/06	7,281,000	7,276
Yorktown Capital, 5.255%, 9/18/06	3,413,000	3,405
Yorktown Capital, 5.26%, 9/20/06	40,000,000	39,889
Yorktown Capital, 5.27%, 9/15/06	22,000,000	21,955
Yorktown Capital, 5.30%, 9/07/06	45,372,000	45,332
Total 4(2)		3,229,250
NON-4(2) 14.7%
Bank of America, 5.25%, 9/21/06	1,300,000	1,296
Brown University, 5.35%, 10/05/06	5,000,000	4,975
Capital One Multi-Asset Executive Trust, 5.27%, 9/22/06	7,000,000	6,978
Capital One Multi-Asset Executive Trust, 5.30%, 10/17/06	24,400,000	24,235
CBA (Delaware) Finance, 5.34%, 9/5/06	14,057,000	14,049
Citigroup Funding, 5.27%, 9/18/06	21,000,000	20,948
Citigroup Funding, 5.27%, 9/22/06	85,100,000	84,838
DaimlerChrysler Revolving Auto, 5.25%, 9/19/06	8,704,000	8,681
DaimlerChrysler Revolving Auto, 5.26%, 9/13/06	10,728,000	10,709
DaimlerChrysler Revolving Auto, 5.27%, 9/12/06	37,310,000	37,250
DaimlerChrysler Revolving Auto, 5.27%, 11/16/06	10,076,000	9,964
DaimlerChrysler Revolving Auto, 5.37%, 9/01/06	9,446,000	9,446
Deutsche Bank Financial, 5.26%, 9/15/06	38,000,000	37,922
Dexia Delaware, 5.25%, 10/23/06	3,500,000	3,473
Dexia Delaware, 5.29%, 9/08/06	17,000,000	16,983
DNB NOR Bank, 5.285%, 9/12/06	45,750,000	45,676
FCAR Owner Trust, 5.27%, 9/18/06	49,000,000	48,878
FCAR Owner Trust, 5.31%, 9/11/06	79,475,000	79,358
GE Capital, 5.25%, 10/10/06	3,300,000	3,281
HBOS Treasury Services, 5.27%, 11/21/06	47,000,000	46,443
National Bank of Canada, 5.26%, 9/20/06	43,000,000	42,881
National City Credit, 5.26%, 9/13/06	32,500,000	32,443
National Rural Utilities, 5.25%, 9/26/06	28,000,000	27,898
National Rural Utilities, 5.25%, 9/27/06	5,000,000	4,981
New York State Power Authority, 5.27%, 9/8/06	1,362,000	1,361
New York State Power Authority, 5.30%, 10/12/06	21,857,000	21,725
New York State Power Authority, 5.34%, 9/7/06	2,828,000	2,825
New York State Power Authority, 5.35%, 9/6/06	16,703,000	16,691
Nordea North America, 5.25%, 9/5/06	3,600,000	3,598
Nordea North America, 5.25%, 9/8/06	4,100,000	4,096
Nordea North America, 5.27%, 9/8/06	5,500,000	5,494
Nordea North America, 5.30%, 9/20/06	1,280,000	1,276
Nordea North America, 5.35%, 9/6/06	5,000,000	4,996
Oesterreichische Kontrollbank, 5.26%, 9/12/06	4,140,000	4,133
PNC Funding, 5.26%, 9/25/06	46,000,000	45,839
Prudential Funding, 5.25%, 9/8/06	20,000,000	19,980
Royal Bank of Scotland, 5.275%, 9/14/06	88,650,000	88,481
San Paolo IMI U.S. Financial, 5.29%, 9/8/06	50,000,000	49,949
Skandinaviska Enskinlda Banken, 5.285%, 7/19/07 (1)(2)	53,750,000	53,744
Stadshypotek (Delaware), 5.27%, 11/15/06	7,000,000	6,923
Stadshypotek (Delaware), 5.31%, 9/25/06	3,100,000	3,089
Stadshypotek (Delaware), 5.35%, 9/13/06	5,000,000	4,991
Stanford University, 5.27%, 9/15/06	24,000,000	23,951
Stanford University, 5.28%, 11/1/06	10,700,000	10,604
State of Mississippi, 5.42%, 9/5/06	6,500,000	6,496
Svenska Handelsbanken, 5.29%, 9/11/06	4,400,000	4,394
Svenska Handelsbanken, 5.29%, 9/12/06	2,000,000	1,997
Swedbank, 5.25%, 9/14/06	33,000,000	32,937
Toyota Credit Puerto Rico, 5.26%, 9/19/06	50,700,000	50,567
Toyota Credit Puerto Rico, 5.28%, 9/7/06	50,000,000	49,956
Toyota Motor Credit, 5.28%, 9/07/06	8,000,000	7,993
Westpac Banking, 5.27%, 9/1/06 (2)	2,500,000	2,500
Westpac Banking, 5.35%, 9/15/06 (2)	1,200,000	1,197
Yale University, 5.34%, 9/7/06	29,000,000	28,974
Yale University, 5.35%, 9/6/06	7,000,000	6,995
Total Non-4(2)		1,191,338

Total Commercial Paper (Cost $4,420,588)		4,420,588
FUNDING AGREEMENTS 1.9%
Genworth Life Insurance, 5.60%, 1/12/07 (1)(3)	50,000,000	50,000
ING Annuity & Life Insurance, 5.38%, 9/18/06 (3)	40,000,000	40,000
ING Annuity & Life Insurance, 5.38%, 9/29/06 (3)	20,000,000	20,000
Transamerica Occidential Life Insurance, 5.55%, 10/1/07 (1)(3)	40,000,000	40,000
Total Funding Agreements (Cost $150,000)		150,000
MEDIUM-TERM NOTES 15.4%
Abbey National Treasury Services, 5.51%, 6/29/07 (1)	9,500,000	9,503
Allstate Life Global Funding, 5.345%, 5/21/07 (1)	43,000,000	43,016
Allstate Life Global Funding, 5.398%, 11/9/06 (1)(2)	8,750,000	8,751
American Express Credit, 5.33%, 6/12/07 (1)	48,000,000	48,011
American Honda Finance, 5.39%, 3/8/07 (1)	17,125,000	17,137
American Honda Finance, 5.439%, 11/22/06 (1)	4,800,000	4,800
American Honda Finance, 5.523%, 2/20/07 (1)	1,800,000	1,801
American Honda Finance, 5.60%, 4/13/07 (1)	1,150,000	1,151
American Honda Finance, 5.647%, 1/16/07 (1)	5,000,000	5,003
Australia and New Zealand Banking, 5.324%, 8/23/07 (1)(2)	12,000,000	12,004
Banco Santander Totta, 5.33%, 7/16/07 (1)(2)	40,000,000	40,000
Bank of Ireland, 5.305%, 8/14/07 (1)	43,000,000	43,000
Bank One, 5.708%, 10/1/07 (1)	3,600,000	3,609
Bear Stearns, 5.315%, 9/14/07 (1)	10,750,000	10,750
Bear Stearns, 5.37%, 1/15/07 (1)	23,500,000	23,501
Calyon (New York), 5.416%, 8/10/07 (1)	34,000,000	33,995
Caterpillar Financial Services, 5.50%, 7/27/07 (1)	32,000,000	32,005
Dexia Credit Local, 5.52%, 5/15/07 (1)	4,500,000	4,505
Eli Lilly Services, 5.372%, 8/1/07 (1)	17,000,000	17,000
GE Capital, 5.373%, 3/9/07 (1)	6,469,000	6,472
GE Capital, 5.43%, 10/17/07 (1)	5,000,000	5,000
GE Capital, 5.493%, 7/9/07 (1)	15,000,000	15,000
Goldman Sachs, 5.441%, 5/2/07 (1)	57,000,000	57,000
HBOS Treasury Services, 5.338%, 8/9/07 (1)(2)	11,000,000	11,000
HBOS Treasury Services, 5.58%, 4/4/07 (1)	11,740,000	11,750
HSBC Bank, 5.494%, 9/21/07 (1)	27,000,000	27,029
HSBC Finance, 5.271%, 6/1/07 (1)	10,000,000	10,002
HSBC Finance, 5.44%, 2/28/07 (1)	23,500,000	23,507
Intesa Bank Ireland, 5.324%, 7/25/07 (1)	43,000,000	43,000
Irish Life & Permanent, 5.326%, 7/20/07 (1)(2)	4,000,000	4,000
Irish Life & Permanent, 5.326%, 12/22/06 (1)(2)	56,000,000	56,000
JPMorgan Chase, 5.361%, 7/2/07 (1)	34,000,000	34,000
K2 (USA), 5.00%, 2/6/07 (2)	18,500,000	18,500
K2 (USA), 5.284%, 3/26/07 (1)(2)	8,000,000	7,999
K2 (USA), 5.284%, 5/25/07 (1)	24,000,000	23,998
K2 (USA), 5.284%, 7/25/07 (1)	16,000,000	15,999
K2 (USA), 5.29%, 6/15/07 (1)(2)	20,000,000	19,998
Kommunalkredit Austria, 5.33%, 9/9/07 (1)(2)	53,750,000	53,750
Lehman Brothers Holdings, 5.37%, 6/26/07 (1)	45,000,000	45,000
Lehman Brothers Holdings, 5.38%, 5/31/07 (1)	3,500,000	3,502
Lehman Brothers Holdings, 5.39%, 7/19/07 (1)	7,500,000	7,506
Links Finance, 5.285%, 5/21/07 (1)	48,000,000	47,997
MBNA Europe Funding, 5.336%, 9/7/07 (1)(2)	22,100,000	22,126
Merrill Lynch, 5.298%, 7/27/07 (1)	21,000,000	21,000
Merrill Lynch, 5.359%, 6/15/07 (1)	9,600,000	9,604
Merrill Lynch, 5.37%, 6/15/07 (1)	2,400,000	2,401
Merrill Lynch, 5.43%, 8/24/07 (1)	10,000,000	10,004
Merrill Lynch, 5.521%, 3/19/07 (1)	7,600,000	7,606
Merrill Lynch, 5.525%, 2/27/07 (1)	7,300,000	7,305
Merrill Lynch, 5.59%, 4/26/07 (1)	3,900,000	3,903
Merrill Lynch, 5.596%, 9/18/06 (1)	5,700,000	5,700
Merrill Lynch, 5.615%, 1/26/07 (1)	8,000,000	8,004
Morgan Stanley, 5.53%, 2/15/07 (1)	21,000,000	21,010
Morgan Stanley, 5.615%, 7/27/07 (1)	32,000,000	32,037
Nationwide Building Society, 5.436%, 1/5/07 (1)(2)	35,000,000	35,000
Nationwide Life Global Funding, 5.527%, 6/22/07 (1)(2)	25,000,000	25,025
Sigma Finance, 5.33%, 4/20/07 (1)	12,000,000	12,002
SLM Corporation, 5.33%, 5/4/07 (1)(2)	55,000,000	55,000
Whistlejacket Capital, 5.279%, 8/28/07 (1)(2)	21,500,000	21,497
Whistlejacket Capital, 5.282%, 8/28/07 (1)	5,000,000	4,999
Whistlejacket Capital, 5.29%, 4/11/07 (1)(2)	14,500,000	14,499
World Savings Bank, 5.291%, 6/1/07 (1)	17,300,000	17,309
Total Medium-Term Notes (Cost $1,243,582)		1,243,582

MUNICIPAL SECURITIES 2.8%
Colorado Housing Fin. Auth., Multi Family
VRDN (Currently 5.38%)	15,535,000	15,535
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	10,020,000	10,020
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	8,810,000	8,810
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	8,500,000	8,500
Florida Hurricane Catastrophe, TECP, 5.34%, 8/15/07
(Tender 9/15/06) (1)	50,000,000	50,000
Massachusetts HEFA, Harvard Univ., VRDN (Currently 5.30%)	25,915,000	25,915
Michigan, GO, TECP, 5.27%, 10/11/06	7,500,000	7,500
New York State Housing Fin. Agency, River Terrace Assoc.
VRDN (Currently 5.31%)	13,200,000	13,200
Texas, Veteran Housing, VRDN (Currently 5.29%)	21,430,000	21,430
Texas, Veteran Housing, VRDN (Currently 5.30%)	22,325,000	22,325
Texas PFA, Unemployment Obligation Trust
VRDN (Currently 5.30%)	25,000,000	25,000
Univ. of Texas, Board of Regents, TECP, 5.28%, 9/6/06	14,932,000	14,932
Total Municipal Securities (Cost $223,167)		223,167

Total Investments in Securities
100.4% of Net Assets (Cost $8,109,081)		$8,109,081

†	Denominated in U.S. dollars unless otherwise noted
*	Domestic certificates of deposit are issued by domestic branches of U.S. banks
^	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks
++	Yankee certificates of deposit are issued by U.S. branches of foreign banks
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total value of such securities at period end ammounts to $3,229,250 and represents 40.0% of net assets
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,005,995 and represents 12.5% of net assets.
(3)	Restricted securities
GO	General Obligation
HEFA	Health & Educational Facility Authority
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $150,000 and represents 1.9% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, 5.60%, 1/12/07 (1)	1/12/06	$50,000
ING Annuity & Life Insurance, 5.38%, 9/18/06	2/22/05	40,000
ING Annuity & Life Insurance, 5.38%, 9/29/06	2/9/05	20,000
Transamerica Occidential Life Insurance, 5.55%, 10/1/07 (1)	11/1/04	40,000
Totals		$150,000

The fund has registration rights for certain restricted securities held as of August 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

REPURCHASE AGREEMENTS ¤ 91.8%
Credit Suisse First Boston, Tri-Party, Dated 8/31/06, 5.24%
Delivery Value of $250,036 on 09/01/06	250,000	250,000
Deutsche Bank, Tri-Party, Dated 8/31/06, 5.23%
Delivery Value of $250,036 on 09/01/06	250,000	250,000
Merrill Lynch, Tri-Party, Dated 8/31/06, 5.23%
Delivery Value of $250,036 on 09/01/06	250,000	250,000
UBS Investment Bank, Tri-Party, Dated 8/31/06, 5.22%
Delivery Value of $100,014 on 09/01/06	100,000	100,000
Wachovia Securities, Tri-Party, Dated 8/31/06, 5.21%
Delivery Value of $ 50,983 on 09/01/06	50,975	50,975
Total Repurchase Agreements (Cost $900,975)		900,975
U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Notes, 2.25%, 2/15/07	15,000	14,807
U.S. Treasury Notes, 2.50%, 10/31/06	30,000	29,901
U.S. Treasury Notes, 2.875%, 11/30/06	10,000	9,955
U.S. Treasury Notes, 3.50%, 11/15/06	20,000	19,961
Total U.S. Treasury Obligations (Cost $74,624)		74,624

Total Investments in Securities
99.4% of Net Assets (Cost $975,599)		$ 975,599

†	Denominated in U.S. dollars unless otherwise noted
¤	Collateralized by U.S. government securitites valued at $918,997 at August 31, 2006 -
See Note 2

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Unaudited	August 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $8,109,081,000 and $975,599,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006